Investment Securities - Amount of Interest Income from Taxable and Non-Taxable Investment Securities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxable	$ 1,515	$ 1,517	$ 1,292
Non-taxable	277	303	309
Total interest income from investment securities	$ 1,792	$ 1,820	$ 1,601